Summary of Significant Accounting Policies - Narrative (Details) - A PARADISE ACQUISITION CORP. - USD ($)		3 Months Ended		12 Months Ended
	Jul. 31, 2025	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Summary of Significant Accounting Policies (Details) [Line Items]
Cash and cash equivalents		$ 12,759,270		$ 25,253,578	$ 4,018,226
Investments held in trust account				$ 203,318,154
Number of shares issued (in shares)				1,394,201
Tax expense		0	$ 0	$ 0
A PARADISE ACQUISITION CORP.
Summary of Significant Accounting Policies (Details) [Line Items]
Cash and cash equivalents		428,394		697,629	0
Federal depository insurance coverage				250,000
Transaction costs	$ 12,645,418	12,645,418
Underwriting fee	4,000,000	4,000,000
Deferred underwriting fee	8,000,000	8,000,000
Offering costs	645,418	645,418
Deferred offering costs				0	22,817
Interest earned on marketable securities held in Trust Account				3,318,154
Investments held in trust account		205,105,918		203,318,154	0
Unrecognized tax benefits				0	0
Accrued for interest and penalties		0		0	0
Tax expense		$ 0	$ 0	$ 0	$ 0
Class A ordinary shares | A PARADISE ACQUISITION CORP.
Summary of Significant Accounting Policies (Details) [Line Items]
Number of shares issued (in shares)		20,000,000		20,000,000
Public shares | A PARADISE ACQUISITION CORP.
Summary of Significant Accounting Policies (Details) [Line Items]
Deferred offering costs	12,303,992
Public rights | A PARADISE ACQUISITION CORP.
Summary of Significant Accounting Policies (Details) [Line Items]
Deferred offering costs	341,426
IPO | A PARADISE ACQUISITION CORP.
Summary of Significant Accounting Policies (Details) [Line Items]
Deferred offering costs	12,645,418
Proceeds from issuance of public offering	$ 200,000,000			$ 200,000,000